Expense Example - TCW Short Term Bond Fund - Class I	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	637
Expense Example, with Redemption, 5 Years	1,256
Expense Example, with Redemption, 10 Years	$ 2,929